SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF
WELLS FARGO DYNAMIC TARGET DATE FUNDS

                Effective immediately, the Management Fee table in the section “Manager and Other Service Providers – Manager and Class-Level Administrator” is replaced with the following:

Fund		Management Fee
All Funds	First $5 billion	0.20%
	Next $5 billion	0.19%
	Over $10 billion	0.18%

November 27, 2017